Details of Income Statement Items (Tables)	12 Months Ended
Dec. 31, 2019
Notes to Consolidated Financial Statements [Abstract]
Cost of sales
For the year ended December 31
2019	2018	2017
$ millions	$ millions	$ millions

Sales	5,271	5,556	5,418
Cost of sales
Materials consumed	1,702	1,643	1,504
Cost of labor	766	791	777
Depreciation and amortization	384	384	363
Energy and fuel	340	349	343
Other	262	535	759
	3,454	3,702	3,746

Expenses
For the year ended December 31
2019	2018	2017
$ millions	$ millions	$ millions

Selling, transport and marketing expenses
Land and Marine transportation	509	553	497
Cost of labor	133	125	122
Other	125	120	127
	767	798	746
General and administrative expenses
Cost of labor	153	172	170
Professional Services	42	44	49
Other	59	41	42
	254	257	261
Research and development expenses, net
Cost of labor	36	38	40
Other	14	17	15
	50	55	55

Other income and expenses
For the year ended December 31
2019	2018	2017
$ millions	$ millions	$ millions

Other income
Capital gain	12	841	54
Reversal of Impairment of fixed assets	10	-	-
Reversal of provision for legal claims	7	-	-
Past service cost	5	7	-
Retroactive electricity charges	-	-	6
Insurance compensation	-	-	30
Other	6	11	19
Other income recorded in the income statements	40	859	109
Other expenses
Provision for legal claims	14	31	31
Impairment of fixed assets	-	19	32
Provision for historical waste removal and site closure costs	7	18	-
Provision for early retirement and dismissal of employees	5	7	20
Environment related provisions	-	1	7
Other	4	8	-
Other expenses recorded in the income statements	30	84	90

Financing income and expenses
For the year ended December 31
2019	2018	2017
$ millions	$ millions	$ millions

Financing income and expenses
Financing income:
Interest income from banks and others	8	3	1
Financing income recorded in relation to employee benefits	-	7	-
Net change in fair value of derivative financial instruments	83	-	104
Net gain from changes in exchange rates	-	46	-
	91	56	105
Financing expenses:
Interest expenses to banks and others	128	117	120
Financing expenses in relation to employees' benefits plans	39	-	38
Banks and finance institutions commissions (mainly commission on early repayment of loans)	-	18	16
Net change in fair value of derivative financial instruments	-	101	-
Net loss from changes in exchange rates	72	-	78
Financing expenses	239	236	252
Net of borrowing costs capitalized	19	22	23
	220	214	229

Net financing expenses recorded in the income statements	129	158	124